Consolidated statement of financial position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 478,435,000	$ 219,790,000
Trade and other receivables	256,602,000	240,319,000
Inventories	79,594,000	76,527,000
Income tax assets	4,257,000	15,150,000
Prepaid expenses	19,474,000	25,976,000
Total current assets	838,362,000	577,762,000
Non-current assets
Trade and other receivables	597,947,000	612,880,000
Investments in associates and joint venture	1,548,392,000	1,527,123,000
Property, plant, equipment and development cost	1,889,785,000	1,600,295,000
Deferred income tax asset	91,677,000	131,863,000
Prepaid expenses	21,262,000	22,148,000
Income tax assets	1,643,000	1,909,000
Other non-financial assets	58,835,000	59,819,000
Total non-current assets	4,209,541,000	3,956,037,000
Total assets	5,047,903,000	4,533,799,000
Current liabilities
Trade and other payables	367,204,000	293,621,000
Financial obligations	9,169,000	34,219,000
Provisions	53,900,000	107,491,000
Current Income tax payable	49,465,000	6,274,000
Total current liabilities	479,738,000	441,605,000
Non-current liabilities
Trade and other payables	13,116,000	5,385,000
Financial obligations	617,613,000	672,361,000
Provisions	306,400,000	193,209,000
Contingent consideration liability	28,271,000	21,614,000
Deferred income tax liabilities	43,064,000	30,414,000
Total non-current liabilities	1,008,464,000	922,983,000
Total liabilities	1,488,202,000	1,364,588,000
Equity
Capital stock	750,497,000	750,497,000
Investment shares	791,000	791,000
Additional paid-in capital	218,450,000	218,450,000
Legal reserve	163,539,000	163,372,000
Other reserves	31,897,000	31,897,000
Other reserves of equity	(96,000)	(96,000)
Retained earnings	2,225,611,000	1,841,549,000
Shareholders' equity attributable to owners of the parent	3,390,689,000	3,006,460,000
Non-controlling interest	169,012,000	162,751,000
Total equity	3,559,701,000	3,169,211,000
Total liabilities and equity	5,047,903,000	4,533,799,000
Sociedad Minera Cerro Verde S.A.A
Current assets
Cash and cash equivalents	689,677,000	509,616,000
Trade accounts receivable, net	10,000	30,000
Trade and other receivables	8,554,000	8,373,000
Trade accounts receivable - Related parties	502,565,000	580,985,000
Other non-financial assets	28,853,000	39,143,000
Inventories	638,868,000	643,507,000
Prepaid expenses	7,314,000	7,773,000
Total current assets	1,875,841,000	1,789,427,000
Non-current assets
Inventories	264,004,000	302,204,000
Property, plant, equipment and development cost	5,580,816,000	5,528,663,000
Intangible assets, net	6,779,000	9,121,000
Prepaid expenses	8,336,000	7,233,000
Other non-financial assets	298,685,000	294,262,000
Total non-current assets	6,158,620,000	6,141,483,000
Total assets	8,034,461,000	7,930,910,000
Current liabilities
Current Income tax payable	88,307,000	29,513,000
Provisions and contingent liabilities	7,011,000	2,773,000
Trade accounts payable	283,807,000	281,747,000
Accounts payable - Related parties	5,623,000	3,468,000
Benefits to employees	107,841,000	107,914,000
Other accounts payable	25,414,000	26,714,000
Other financial liabilities	9,447,000	9,909,000
Total current liabilities	527,450,000	462,038,000
Non-current liabilities
Other financial liabilities	41,176,000	49,683,000
Benefits to employees	3,793,000	1,116,000
Provisions and contingent liabilities	247,427,000	272,820,000
Income tax payable	16,215,000	4,728,000
Deferred income tax liabilities	414,915,000	460,151,000
Total non-current liabilities	723,526,000	788,498,000
Total liabilities	1,250,976,000	1,250,536,000
Equity
Capital stock	990,659,000	990,659,000
Other reserves	198,132,000	198,132,000
Other equity contributions	10,724,000	10,790,000
Retained earnings	5,583,970,000	5,480,793,000
Total equity	6,783,485,000	6,680,374,000
Total liabilities and equity	$ 8,034,461,000	$ 7,930,910,000